Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.5%
Aerojet Rocketdyne Holdings, Inc. 10,759 $ 415,190
Mercury Systems, Inc.* 7,574 431,112
846,302
Auto Components - 0.8%
Fox Factory Holding Corp.* 4,522 601,742
Holley, Inc.
#
,* 12,440 147,290
LCI Industries 2,719 334,899
Patrick Industries, Inc. 2,539 163,512
XPEL, Inc.* 2,960 184,586
1,432,029
Automobiles - 0.5%
Thor Industries, Inc. 5,955 563,284
Winnebago Industries, Inc. 3,591 231,691
794,975
Banks - 2.5%
Ameris Bancorp 3,783 186,540
Bancorp, Inc. (The)* 3,096 92,323
Bank First Corp.
#
409 28,626
Business First Bancshares, Inc. 1,104 30,305
Byline Bancorp, Inc. 2,047 53,222
Camden National Corp. 806 40,026
Coastal Financial Corp.* 649 31,424
Farmers National Banc Corp. 1,544 26,943
First Citizens BancShares, Inc. - Class A 524 408,238
First Financial Bankshares, Inc. 7,746 363,984
First Foundation, Inc. 2,453 64,146
First Horizon Corp. 29,422 503,410
Glacier Bancorp, Inc. 6,017 312,463
Guaranty Bancshares, Inc. 653 23,208
HarborOne Bancorp, Inc. 2,894 41,095
Hilltop Holdings, Inc. 4,294 141,831
Independent Bank Corp. 1,158 28,348
Independent Bank Group, Inc. 2,336 177,349
Live Oak Bancshares, Inc. 2,346 138,085
Meta Financial Group, Inc. 1,665 99,001
Metropolitan Bank Holding Corp.* 578 57,800
National Bank Holdings Corp. - Class A 1,650 74,910
Nicolet Bankshares, Inc.* 645 60,043
Preferred Bank 809 63,150
ServisFirst Bancshares, Inc. 2,954 250,706
Silvergate Capital Corp. - Class A* 1,451 156,331
SmartFinancial, Inc. 912 24,451
Spirit of Texas Bancshares, Inc. 940 26,170
UMB Financial Corp. 2,627 258,628
Western Alliance Bancorp 5,665 561,911
4,324,667
Beverages - 1.6%
Boston Beer Co., Inc. (The) - Class A* 1,739 731,823
Celsius Holdings, Inc.* 12,741 608,128
Coca-Cola Consolidated, Inc. 1,223 700,779
National Beverage Corp. 15,894 709,985
2,750,715

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - 1.8%
Catalyst Pharmaceuticals, Inc.* 59,944 $ 345,277
Emergent BioSolutions, Inc.* 31,276 1,463,717
Sage Therapeutics, Inc.* 34,241 1,349,780
3,158,774
Building Products - 3.2%
Advanced Drainage Systems, Inc. 9,525 1,077,182
Builders FirstSource, Inc.* 25,610 1,741,224
PGT Innovations, Inc.* 7,968 151,312
Simpson Manufacturing Co., Inc. 5,807 654,972
Trex Co., Inc.* 15,384 1,407,175
UFP Industries, Inc. 8,276 660,921
5,692,786
Capital Markets - 2.4%
B Riley Financial, Inc. 1,498 92,232
Bridge Investment Group Holdings, Inc. - Class A 1,366 29,369
Cboe Global Markets, Inc. 5,800 687,474
Cowen, Inc. - Class A 1,482 46,950
Evercore, Inc. - Class A 2,126 265,367
Federated Hermes, Inc. 5,273 174,589
Focus Financial Partners, Inc. - Class A* 3,284 165,382
Hamilton Lane, Inc. - Class A 2,028 183,453
Houlihan Lokey, Inc. 2,773 294,715
Interactive Brokers Group, Inc. - Class A 5,340 364,135
LPL Financial Holdings, Inc. 4,354 750,281
PJT Partners, Inc. - Class A 1,324 91,780
StepStone Group, Inc. - Class A 3,033 106,185
Stifel Financial Corp. 5,660 423,934
Tradeweb Markets, Inc. - Class A 5,721 484,969
Victory Capital Holdings, Inc. - Class A 3,702 120,944
4,281,759
Chemicals - 2.4%
Ingevity Corp.* 15,174 1,000,118
Scotts Miracle-Gro Co. (The) 21,306 3,221,467
4,221,585
Commercial Services & Supplies - 1.6%
IAA, Inc.* 18,030 828,118
Rollins, Inc. 65,780 2,029,313
2,857,431
Communications Equipment - 5.9%
Ciena Corp.* 44,065 2,921,950
Clearfield, Inc.* 3,899 251,369
Lumentum Holdings, Inc.* 20,562 2,086,632
Ubiquiti, Inc. 17,762 5,151,690
10,411,641
Construction & Engineering - 1.2%
Comfort Systems USA, Inc. 4,823 433,009
IES Holdings, Inc.* 2,789 137,498
MYR Group, Inc.* 2,259 212,414
Primoris Services Corp. 7,194 185,029
WillScot Mobile Mini Holdings Corp.* 29,832 1,104,977
2,072,927
Construction Materials - 1.3%
Eagle Materials, Inc. 15,707 2,290,866

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Finance - 0.3%
Atlanticus Holdings Corp.* 821 $ 52,799
Credit Acceptance Corp.* 856 461,863
514,662
Containers & Packaging - 2.0%
Berry Global Group, Inc.* 52,394 3,532,403
Diversified Consumer Services - 0.8%
Frontdoor, Inc.* 9,098 330,257
Service Corp. International 17,708 1,092,938
1,423,195
Diversified Financial Services - 0.0%
Alerus Financial Corp. 936 26,521
Electrical Equipment - 0.5%
Array Technologies, Inc.* 18,057 190,321
Atkore, Inc.* 6,150 662,847
853,168
Electronic Equipment, Instruments & Components - 3.4%
II-VI, Inc.* 30,183 1,913,602
Insight Enterprises, Inc.* 9,924 934,345
Kimball Electronics, Inc.* 7,143 141,360
Napco Security Technologies, Inc.* 10,438 217,006
TD Synnex Corp. 27,304 2,855,179
6,061,492
Entertainment - 0.0%
Akazoo SA*
,¢
851 –
Sciplay Corp. - Class A* 695 8,687
World Wrestling Entertainment, Inc. - Class A 1,268 63,324
72,011
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Homes 4 Rent - Class A 6,543 256,027
CareTrust REIT, Inc. 1,894 40,172
CyrusOne, Inc. 2,480 222,828
Essential Properties Realty Trust, Inc. 2,376 63,083
Innovative Industrial Properties, Inc. 470 93,149
National Storage Affiliates Trust 1,746 107,484
Rexford Industrial Realty, Inc. 2,964 216,876
STAG Industrial, Inc. 3,423 146,265
Terreno Realty Corp. 1,462 109,314
1,255,198
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc.* 24,762 1,522,120
Grocery Outlet Holding Corp.* 16,354 415,065
Ingles Markets, Inc. - Class A 2,430 186,940
Sprouts Farmers Market, Inc.* 19,118 518,862
2,642,987
Food Products - 0.2%
Tattooed Chef, Inc.* 13,968 177,394
Vital Farms, Inc.* 6,866 113,495
290,889
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc. 2,352 160,359
UGI Corp. 8,146 369,421
529,780

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - 4.2%
Figs, Inc. - Class A
#
,* 88,163 $ 1,981,904
Inari Medical, Inc.* 29,186 2,146,922
LeMaitre Vascular, Inc. 12,697 537,210
Quidel Corp.* 24,221 2,503,483
Semler Scientific, Inc.* 3,925 297,005
7,466,524
Health Care Providers & Services - 8.9%
Addus HomeCare Corp.* 9,254 738,747
Amedisys, Inc.* 18,954 2,560,685
Chemed Corp. 8,949 4,196,276
Fulgent Genetics, Inc.
#
,* 17,344 1,107,761
Joint Corp. (The)* 8,379 452,801
LHC Group, Inc.* 18,404 2,283,937
National Research Corp. 14,785 615,056
Pennant Group, Inc. (The)* 16,547 275,011
Privia Health Group, Inc.* 61,907 1,317,381
Progyny, Inc.* 52,562 2,128,761
15,676,416
Health Care Technology - 1.2%
Doximity, Inc. - Class A* 35,821 1,632,363
Simulations Plus, Inc. 11,709 497,867
2,130,230
Hotels, Restaurants & Leisure - 0.3%
Wingstop, Inc. 3,199 490,247
Household Durables - 3.7%
Cavco Industries, Inc.* 991 267,015
Century Communities, Inc. 3,627 238,838
Green Brick Partners, Inc.* 5,451 129,080
Helen of Troy Ltd.* 2,595 543,211
Installed Building Products, Inc. 3,197 354,196
iRobot Corp.* 2,895 189,681
LGI Homes, Inc.* 2,613 325,345
Lovesac Co. (The)* 1,624 87,452
M/I Homes, Inc.* 3,125 165,594
MDC Holdings, Inc. 7,594 384,940
Meritage Homes Corp.* 4,000 408,120
PulteGroup, Inc. 27,196 1,432,957
Sonos, Inc.* 13,650 344,253
Tempur Sealy International, Inc. 20,677 823,151
TopBuild Corp.* 3,542 824,046
6,517,879
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 18,773 409,439
Insurance - 2.1%
American Equity Investment Life Holding Co. 5,036 207,181
Brown & Brown, Inc. 15,367 1,018,525
Enstar Group Ltd.* 911 241,488
Fidelity National Financial, Inc. 15,469 778,864
First American Financial Corp. 5,975 445,197
Kinsale Capital Group, Inc. 1,238 247,996
Mercury General Corp. 3,012 164,636
Palomar Holdings, Inc.* 1,381 72,848
Primerica, Inc. 2,154 332,448

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Selectquote, Inc.* 8,916 $ 65,889
Stewart Information Services Corp. 1,458 104,145
3,679,217
Interactive Media & Services - 0.1%
Cargurus, Inc.* 2,882 91,936
ZipRecruiter, Inc. - Class A* 2,452 53,184
145,120
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc. - Class A* 3,967 67,558
Poshmark, Inc. - Class A* 5,065 80,078
Revolve Group, Inc.* 4,234 208,821
Shutterstock, Inc. 3,922 380,316
736,773
IT Services - 5.0%
Concentrix Corp. 14,880 2,990,731
Maximus, Inc. 17,616 1,362,069
Paymentus Holdings, Inc. - Class A
#
,* 4,708 123,726
SolarWinds Corp. 45,240 615,264
Squarespace, Inc. - Class A
#
,* 25,728 852,626
Thoughtworks Holding, Inc.
#
,* 86,796 1,859,171
TTEC Holdings, Inc. 13,365 1,070,403
8,873,990
Leisure Products - 0.2%
American Outdoor Brands, Inc.* 1,515 25,119
Johnson Outdoors, Inc. - Class A 960 86,611
Malibu Boats, Inc. - Class A* 2,240 147,078
MasterCraft Boat Holdings, Inc.* 2,029 51,598
310,406
Life Sciences Tools & Services - 3.4%
Maravai LifeSciences Holdings, Inc. - Class A* 76,418 2,210,009
Medpace Holdings, Inc.* 20,890 3,707,139
5,917,148
Machinery - 0.9%
Agrify Corp.
#
,* 2,850 17,642
Energy Recovery, Inc.* 7,585 148,514
Hyliion Holdings Corp.* 23,157 103,049
Toro Co. (The) 14,225 1,373,850
1,643,055
Media - 0.7%
Cable One, Inc. 177 273,417
Fox Corp. - Class A 15,732 638,877
Nexstar Media Group, Inc. - Class A 1,160 191,841
PubMatic, Inc. - Class A* 777 19,075
Thryv Holdings, Inc.* 966 31,327
1,154,537
Metals & Mining - 1.5%
Royal Gold, Inc. 25,357 2,575,003
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Broadmark Realty Capital, Inc. 7,206 67,592
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,604 190,974
258,566
Multiline Retail - 0.3%
Big Lots, Inc. 3,496 146,517

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Multiline Retail - (continued)
Ollie's Bargain Outlet Holdings, Inc.* 6,990 $ 335,101
481,618
Personal Products - 0.3%
BellRing Brands, Inc. - Class A* 6,738 164,138
Medifast, Inc. 1,978 393,048
557,186
Pharmaceuticals - 1.6%
Corcept Therapeutics, Inc.* 67,116 1,259,767
Innoviva, Inc.* 40,394 647,516
Supernus Pharmaceuticals, Inc.* 30,916 953,759
2,861,042
Professional Services - 3.0%
ASGN, Inc.* 6,964 799,955
Booz Allen Hamilton Holding Corp. 17,902 1,373,620
CACI International, Inc. - Class A* 3,118 771,580
FTI Consulting, Inc.* 4,590 669,268
Insperity, Inc. 5,150 553,780
Legalzoom.com, Inc.
#
,* 26,344 418,343
TriNet Group, Inc.* 8,786 748,567
5,335,113
Real Estate Management & Development - 0.0%
eXp World Holdings, Inc.
#
2,891 78,462
Road & Rail - 0.9%
Marten Transport Ltd. 11,095 185,176
Saia, Inc.* 3,525 1,002,087
TuSimple Holdings, Inc. - Class A
#
,* 25,269 474,046
1,661,309
Semiconductors & Semiconductor Equipment - 4.5%
Alpha & Omega Semiconductor Ltd.* 7,494 337,455
Amkor Technology, Inc. 69,537 1,531,205
FormFactor, Inc.* 22,235 950,324
MKS Instruments, Inc. 15,769 2,449,399
Ultra Clean Holdings, Inc.* 12,768 643,762
Universal Display Corp. 13,395 2,056,266
7,968,411
Software - 14.6%
Alarm.com Holdings, Inc.* 14,231 1,061,206
Appfolio, Inc. - Class A* 5,465 629,896
Aspen Technology, Inc.* 19,030 2,857,545
Bentley Systems, Inc. - Class B 76,997 3,092,969
DoubleVerify Holdings, Inc.* 45,115 1,247,881
Fair Isaac Corp.* 7,779 3,850,527
Olo, Inc. - Class A* 16,229 284,819
ON24, Inc.* 13,534 222,770
Paylocity Holding Corp.* 15,646 3,191,471
Qualys, Inc.* 11,041 1,414,794
ShotSpotter, Inc.* 3,313 87,364
SPS Commerce, Inc.* 10,227 1,266,614
VMware, Inc. - Class A 50,270 6,458,689
25,666,545
Specialty Retail - 4.2%
America's Car-Mart, Inc.* 698 66,254
Boot Barn Holdings, Inc.* 3,185 292,924

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Dick's Sporting Goods, Inc.
#
6,757 $ 779,758
Five Below, Inc.* 6,013 986,132
Floor & Decor Holdings, Inc. - Class A* 11,336 1,232,450
Leslie's, Inc.* 20,378 424,474
Lithia Motors, Inc. 3,253 950,299
MarineMax, Inc.* 2,350 110,591
OneWater Marine, Inc. - Class A 1,429 73,893
RH* 2,263 911,582
Sleep Number Corp.* 2,432 173,888
Sportsman's Warehouse Holdings, Inc.* 4,706 51,578
Williams-Sonoma, Inc. 7,984 1,281,751
7,335,574
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc.
#
,* 26,830 524,258
Turtle Beach Corp.* 4,567 92,802
617,060
Textiles, Apparel & Luxury Goods - 0.0%
Superior Group of Cos., Inc. 1,712 34,976
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc.* 3,236 166,654
Bridgewater Bancshares, Inc.* 1,529 27,201
Enact Holdings, Inc. 8,862 193,900
Essent Group Ltd. 6,002 273,931
Hingham Institution For Savings The 116 44,988
Merchants Bancorp 2,358 68,736
NMI Holdings, Inc. - Class A* 4,666 115,437
PennyMac Financial Services, Inc. 3,208 201,142
Southern Missouri Bancorp, Inc. 484 26,765
Walker & Dunlop, Inc. 1,744 230,923
Waterstone Financial, Inc. 1,352 27,608
1,377,285
Trading Companies & Distributors - 1.0%
Boise Cascade Co. 5,262 369,498
McGrath RentCorp 3,241 246,997
SiteOne Landscape Supply, Inc.* 5,980 1,077,117
1,693,612
Water Utilities - 0.1%
California Water Service Group 2,043 126,850
Pure Cycle Corp.* 931 11,935
138,785
Total Common Stocks (cost $180,628,796) 176,130,291
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0139%
∞
(cost $7,516) 7,515 7,515
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
£,∞
3,604,308 3,604,308

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.8%
Royal Bank of Canada, 0.0500%, 2/1/22 $ 1,338,639 $ 1,338,639
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $4,942,947) 4,942,947
Total Investments (total cost $185,579,259 ) - 102.8% 181,080,753
Liabilities, net of Cash, Receivables and Other Assets - (2.8%) (4,980,375)
Net Assets - 100.0% $176,100,378
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 180,839,265 99.9%
Bermuda 241,488 0.1
United Kingdom 0 0.0
Total $ 181,080,753 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/22
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
$ 7,891
Δ
$ – $ – $ 3,604,308
Market Value
at 10/31/21 Purchases Sales
Market Value
at 1/31/22
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
$ 4,908,724 $ 18,963,804 $ (20,268,220) $ 3,604,308

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2022 is $0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at January 31, 2022.
∞ Rate shown is the 7-day yield as of January 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 72,011 $ — $ 0
All Other 176,058,280 — —
Investment Companies 7,515 — —
Investments Purchased with Cash Collateral from Securities
Lending — 4,942,947 —
Total Assets $ 176,137,806 $ 4,942,947 $ 0
(a) There is a security in this category that has a market value of zero.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70328 03-22